Air traffic liability and Loyalty Program	12 Months Ended
Dec. 31, 2023
Air traffic liability [Abstract]
Air traffic liability	AIR TRAFFIC LIABILITY AND LOYALTY PROGRAM
25.1Accounting policies
This represents the Company’s obligations for the early receipt of air transport services and other auxiliary services related to the main obligation with its customers. They are accounted for at the amount of the transaction and as they are non-monetary items they are not subject to exchange differences or monetary adjustment of any nature. The liability is derecognized when the related transport services are provided.
25.2Breakdown of air traffic liability and loyalty program

	December 31,
Description	2023	2022

Air traffic liability and loyalty program	5,782,121	4,660,271
Breakage	(576,245)	(520,246)
	5,205,876	4,140,025

Average use term(a)	56 days	48 days
(a)